Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2021
Document Effective Date	Jun. 22, 2021
Prospectus Date	Jun. 22, 2021
Baillie Gifford China Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGCBX
Baillie Gifford China Equities Fund | Class K
Prospectus:
Trading Symbol	BGCDX